Goodwill And Other Intangible Assets- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill	$ 91.6	$ 91.6	$ 0	$ 96.6